CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 1,025.8	$ 827.0
Restricted cash	12.1	11.6
Accounts receivable and other assets	91.3	127.3
Current income tax recoverable	43.9	111.9
Inventories	1,094.3	986.8
Unrealized fair value of derivative assets	17.0	16.1
Current assets	2,284.4	2,080.7
Non-current assets
Property, plant and equipment	4,887.2	4,917.6
Goodwill	162.7	162.7
Long-term investments	188.0	142.9
Investments in associate and joint ventures	23.7	163.6
Unrealized fair value of derivative assets	3.9	6.0
Other long-term assets	574.0	411.3
Deferred tax assets	33.3	94.5
Total assets	8,157.2	7,979.3
Current liabilities
Accounts payable and accrued liabilities	482.6	464.8
Current income tax payable	35.1	72.6
Current portion of provisions	66.5	93.2
Current portion of unrealized fair value of derivative liabilities	1.1	7.1
Current liabilities	585.3	637.7
Non-current liabilities
Long-term debt	1,732.6	1,733.2
Provisions	830.5	861.2
Other long-term liabilities	134.0	172.2
Deferred tax liabilities	255.6	390.7
Total liabilities	3,538.0	3,795.0
Common shareholders' equity
Common share capital	14,902.5	14,894.2
Contributed surplus	240.7	238.3
Accumulated deficit	(10,580.7)	(11,026.1)
Accumulated other comprehensive income (loss)	21.1	39.1
Total common shareholders' equity	4,583.6	4,145.5
Non-controlling interest	35.6	38.8
Total equity	4,619.2	4,184.3
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 8,157.2	$ 7,979.3
Common shares
Common shares authorized	Unlimited	Unlimited
Common shares issued (shares)	1,247,003,940	1,245,049,712
Common shares outstanding (shares)	1,247,003,940	1,245,049,712